Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Change from Base to Probability-Weighted ECLs (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 253	$ 343
Difference - in percentage	3.10%	4.00%
Probability weighted method [member]
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Probability-weighted ECLs	$ 8,138	$ 8,500
Base scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 7,885	$ 8,157